Components of Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Schedule of accumulated other comprehensive income (loss) [Line Items]
Comprehensive Income (Loss)
Components of Accumulated Other Comprehensive Loss, Net

The following table shows the change in accumulated other comprehensive loss by each component of other comprehensive income, net of applicable income taxes, for the years ended December 31, 2015 and 2014 (in millions):

	Unrealized	Unrealized	Accumulated
	Losses on	Losses	Other
	Available-For-Sale	on Cash Flow	Comprehensive
	Securities	Hedges	Loss, Net

Balance, December 31, 2013	$(4)	$(7)	$(11)
Other comprehensive income (loss)	1	(13)	(12)
Balance, December 31, 2014	$(3)	$(20)	$(23)
Other comprehensive income (loss)	—	(7)	(7)
Balance, December 31, 2015	$(3)	$(27)	$(30)

For information regarding cash flow hedge reclassifications from AOCI to net income in their entirety for the years ended December 31, 2015, 2014 and 2013, refer to Note 13.